Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital Management Details [Abstract]
Share capital	$ 391,243	$ 392,628
Contributed Surplus	33,025	24,486
Deficit	(313,941)	(148,263)
Credit facility	46,180	44,983
Debentures	$ 39,658	$ 41,375